Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income from continuing operations	$ 5,436	$ 4,356	$ 6,468
Net (loss) income from discontinued operations	(10)	3,610	155
Net income	5,426	7,966	6,623
Foreign currency translation adjustments
Foreign currency translation adjustments arising during period	(1,089)	(1,502)	(1,302)
Reclassification adjustments for from sale of an investment in a foreign entity recognized in net income	0	(42)	(7)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(1,089)	(1,460)	(1,295)
Change in pension and post-retirement benefit plans
Net actuarial loss arising during period	(785)	(284)	(4,362)
Prior service cost arising during period	13	37	5
Other	542	326	121
Amounts reclassified, pretax - Pension	535	867	416
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	(279)	(872)	3,830
Tax (expense) benefit	(189)	(298)	1,388
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(90)	(574)	2,442
Unrealized gain (loss) on available-for-sale securities
Unrealized holding gain arising during period	190	28	35
Reclassification adjustments for gain included in Other income, net	94	54	20
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	96	(26)	15
Tax (expense) benefit	36	(11)	3
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	60	(15)	12
Change in unrealized cash flow hedging
Unrealized cash flow hedging gain (loss) arising during period	75	(415)	(263)
Loss reclassified into Product sales	(171)	(234)	(96)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	246	(181)	(167)
Tax (expense) benefit	69	(51)	(37)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	177	(130)	(130)
Other comprehensive loss, net of tax	(762)	(1,031)	(3,855)
Comprehensive income	4,664	6,935	2,768
Less: Comprehensive income attributable to noncontrolling interest	324	285	329
Comprehensive income atrributable to common shareowners	$ 4,340	$ 6,650	$ 2,439